UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 92.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.8%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020	6,825	$6,859,125
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,888	14,961,937
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,700	7,834,590
Term Loan, 6.25%, Maturing November 2, 2018	3,491	3,551,681
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	5,517	5,606,156
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	21,355	21,528,509
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	28,350	17,009,957
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	20,398	20,677,966
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	93,340	93,495,169
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,374	11,391,969
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	64,248	64,734,666

		$267,651,725

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	1,456	$1,164,459

		$1,164,459

Automotive — 3.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	20,550	$20,729,299
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017	22,396	22,503,540
Term Loan, 4.25%, Maturing August 23, 2019	42,974	43,414,278
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	7,818	7,632,670
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	79,472	80,891,162
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	42,024	41,390,251
Term Loan, 2.14%, Maturing December 28, 2015	34,238	33,721,770
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(4)	4,852	4,678,530
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	73,325	74,103,638
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	27,842	28,155,411
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	17,616	17,924,776

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,473	$7,328,877
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,235	5,280,771
Schaeffler AG
Term Loan, Maturing April 22, 2016(5)	EUR	20,000	26,606,996
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,708,479
Term Loan, 4.75%, Maturing January 27, 2017	EUR	2,000	2,669,847
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		40,598	40,572,951
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,362	23,558,647
Tower Automotive Holdings USA, LLC
Term Loan, 5.75%, Maturing April 23, 2020		17,613	17,803,296
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		11,697	11,755,146
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,376	3,396,976
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		49,800	49,874,888

			$575,702,199

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		12,675	$12,701,934
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(5)	EUR	43,075	57,354,960

			$70,056,894

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,675	$30,759,908
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		13,017	13,098,681
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		7,441	7,512,116
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		11,375	11,531,406
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		8,446	7,242,767
RE/MAX International, Inc.
Term Loan, Maturing July 31, 2020(5)		18,550	18,619,562
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		2,238	2,241,209
Term Loan, 4.45%, Maturing October 10, 2016		599	599,430
Term Loan, 4.50%, Maturing March 5, 2020		20,379	20,621,311
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,451	8,500,427
The Woodlands Land Development Company L.P.
Term Loan, 5.12%, Maturing March 7, 2014		17,407	17,146,296
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,774	6,807,682

			$144,680,795

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 8.1%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	$32,965,713
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		46,085	46,466,758
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		28,152	27,158,593
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,572	16,686,215
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,681,602
Term Loan, 5.00%, Maturing February 21, 2015		30,020	29,419,914
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		16,510	16,685,310
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,506	12,693,082
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		21,176	21,220,216
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		6,972	7,006,852
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		1,806	1,840,320
Term Loan, 6.25%, Maturing October 23, 2018		7,524	7,667,999
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		5,075	5,119,151
Term Loan, 4.00%, Maturing September 28, 2018		6,401	6,437,866
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		15,951	16,097,308
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,679	17,797,260
ClientLogic Corporation
Term Loan, 6.75%, Maturing January 30, 2017	EUR	2,912	3,679,884
Term Loan, 7.02%, Maturing January 30, 2017		9,682	9,601,667
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,622	5,635,804
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,822	7,849,049
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		32,845	32,940,809
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,504	10,653,011
Education Management LLC
Revolving Loan, Maturing June 1, 2015(5)		12,500	11,187,500
Term Loan, 4.31%, Maturing June 1, 2016		1,149	1,027,701
Term Loan, 8.25%, Maturing March 29, 2018		24,267	22,932,310
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		25,029	25,248,243
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		6,725	6,767,031
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		26,882	27,369,631
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,193	4,226,075
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		26,700	26,778,072

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		27,721	$27,870,913
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,806	8,904,815
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,206	38,487,477
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,544	51,597,897
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		27,375	27,494,766
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,522,346
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		7,200	7,219,123
Ista International GmbH
Term Loan, 4.14%, Maturing April 30, 2020	EUR	161	215,838
Term Loan, 4.14%, Maturing April 30, 2020	EUR	275	368,937
Term Loan, 4.14%, Maturing April 30, 2020	EUR	2,101	2,819,507
Term Loan, 4.14%, Maturing June 1, 2020	EUR	4,264	5,722,384
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,704	9,728,706
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		25,056	25,337,451
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		39,676	39,997,989
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	13,781,109
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,402	23,255,377
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,842	1,843,094
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,479,600
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		26,042	26,313,644
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		5,658	5,642,732
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		3,846	3,862,787
Term Loan, 5.50%, Maturing June 8, 2020		6,389	6,220,183
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,813	3,843,101
Term Loan, 4.50%, Maturing June 8, 2018		78,378	79,258,561
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,944	1,923,887
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,119	22,049,741
Term Loan, 4.45%, Maturing January 31, 2017		32,294	32,278,032
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		14,691	14,819,879
Term Loan, 4.50%, Maturing January 31, 2020		13,756	13,951,249
Term Loan, 4.00%, Maturing March 8, 2020		98,818	99,728,164
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		11,447	11,575,410
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		13,927	14,080,866
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		32,719	33,127,996

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,598	$1,612,530
Term Loan, 6.00%, Maturing July 28, 2017		8,162	8,238,402
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019	CAD	4,988	4,880,184
Term Loan, 5.25%, Maturing February 21, 2019		5,885	5,914,676
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		60,726	61,080,362

			$1,207,890,661

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,668	$11,704,556
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,184	7,223,229
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,763	63,094,696
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		21,100	21,064,404
Term Loan, 3.00%, Maturing January 4, 2021		28,065	28,003,721
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		10,177	10,202,760
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		53,475	53,112,921
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		18,075	18,073,753
Term Loan, 2.88%, Maturing April 17, 2020	EUR	10,800	14,370,350
Term Loan, 2.88%, Maturing June 30, 2020	EUR	3,000	3,991,879
Lavena Holding 3 GMBH
Term Loan, Maturing March 30, 2017(5)	EUR	38,988	51,608,492
MCC Iowa LLC
Term Loan, 1.91%, Maturing January 30, 2015		7,361	7,354,425
Term Loan, 1.91%, Maturing January 30, 2015		7,480	7,473,769
Media Holdco, LP
Revolving Loan, 0.50%, Maturing January 22, 2018(4)		5,500	4,826,800
Term Loan, 7.25%, Maturing July 31, 2018		13,291	13,390,412
Mediacom Communications Corp.
Term Loan, 3.25%, Maturing January 29, 2021		18,525	18,481,577
Mediacom Illinois, LLC
Term Loan, 1.66%, Maturing January 30, 2015		18,597	18,574,152
Term Loan, 4.50%, Maturing October 23, 2017		10,196	10,234,175
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.92%, Maturing July 3, 2018	EUR	3,429	4,512,175
Sterling Entertainment Enterprises, LLC
Term Loan, 3.19%, Maturing December 28, 2017		11,575	11,368,965
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,322,270
Term Loan, 3.88%, Maturing March 26, 2021	EUR	74,790	99,300,143
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,363,064
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	42,236,874
Term Loan, 3.50%, Maturing June 8, 2020		104,025	104,075,556
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,189	7,214,338
YPSO Holding SA
Term Loan, Maturing June 16, 2014(5)	EUR	121	161,061
Term Loan, Maturing June 16, 2014(5)	EUR	310	411,049
Term Loan, Maturing June 16, 2014(5)	EUR	1,358	1,800,574

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, Maturing December 31, 2015(5)	EUR	3,861	$5,116,225
Term Loan, Maturing December 31, 2015(5)	EUR	7,627	10,105,249
Term Loan, 4.88%, Maturing June 6, 2016	EUR	2,789	3,742,629
Term Loan, 4.88%, Maturing June 6, 2016	EUR	9,376	12,583,830
Term Loan, 4.88%, Maturing June 6, 2016	EUR	9,563	12,834,299

			$708,934,372

Chemicals and Plastics — 3.5%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	4,475	$5,983,082
Term Loan, 4.50%, Maturing October 3, 2019		4,748	4,804,738
Term Loan, 4.50%, Maturing October 3, 2019		9,152	9,260,325
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		46,975	47,337,083
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		78,058	78,923,596
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,990	5,352,052
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		13,752	13,889,425
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	662	883,397
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		8,305	8,391,082
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,972	4,021,751
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,888	8,909,964
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,454	3,476,795
Huntsman International, LLC
Term Loan, 2.46%, Maturing June 30, 2016		2,285	2,294,421
Term Loan, 2.73%, Maturing April 19, 2017		16,358	16,426,165
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	12,645	16,766,798
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		70,014	70,001,308
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 5, 2020		25,950	26,144,625
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,117	1,130,503
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,935	10,034,570
OXEA Finance LLC
Term Loan, 4.25%, Maturing November 22, 2019		10,750	10,894,319
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing December 6, 2019	EUR	5,000	6,626,805
Term Loan - Second Lien, 8.25%, Maturing May 22, 2020		4,000	4,020,800
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		44,687	45,133,878
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,327	6,406,185
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,493	4,543,845
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		45,823	46,449,529
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		66,162	65,459,274
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		2,089	2,098,304

			$525,664,619

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.50%, Maturing July 31, 2019		6,324	$6,374,988

			$6,374,988

Conglomerates — 0.8%
American Greetings Corporation
Term Loan, Maturing December 31, 2019(5)		18,225	$18,133,875
Financiere SPIE S.A.S.
Term Loan, Maturing August 30, 2018(5)	EUR	7,500	10,050,380
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		18,710	18,686,683
Term Loan, 5.50%, Maturing October 18, 2017		16,099	16,098,725
Spectrum Brands, Inc.
Term Loan, 4.51%, Maturing December 17, 2019		42,505	42,907,660
Term Loan, 5.09%, Maturing December 17, 2019	CAD	17,745	17,276,552

			$123,153,875

Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 2.19%, Maturing April 3, 2015		23,974	$24,052,294
Term Loan, 3.50%, Maturing February 7, 2020		63,832	63,885,572
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,472	30,776,594
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020		33,675	33,696,047
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,368	3,381,113
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,074	53,773,877
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,032	1,045,810
Term Loan, 4.50%, Maturing October 3, 2018	EUR	737	990,856
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		9,343	9,372,154

			$220,974,317

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019		34,799	$34,842,658
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019		6,158	6,231,264
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,566,457
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		41,047	41,098,434

			$87,738,813

Drugs — 1.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		8,640	$8,704,679
Term Loan, 5.50%, Maturing February 10, 2017		25,091	25,232,595
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		9,110	9,172,317

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	10,750	$10,884,375
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	19,855	19,949,154
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	27,332	27,642,919
Term Loan, 3.50%, Maturing December 11, 2019	52,515	53,110,909
Term Loan, Maturing June 24, 2020(5)	77,225	78,354,416
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016	221	221,547
Term Loan, 4.25%, Maturing March 15, 2018	704	706,182
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	5,010	5,023,619
Term Loan, 4.25%, Maturing March 15, 2018	11,510	11,539,947
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	9,070	9,093,681

		$259,636,340

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	64,141	$64,675,700
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)	21	21,738
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	5,846	5,910,476

		$70,607,914

Electronics/Electrical — 7.0%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019	22,693	$22,905,457
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,065	23,122,775
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	47,027	47,579,920
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019	15,970	16,029,887
Term Loan - Second Lien, 9.50%, Maturing June 19, 2020	9,450	9,520,875
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	7,980	8,004,611
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	33,880	34,144,514
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	27,350	27,589,312
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 2.19%, Maturing April 21, 2016	18,730	18,769,022
Dell Inc.
Term Loan, Maturing February 28, 2014(5)	37,283	37,189,486
Term Loan - Second Lien, Maturing February 5, 2021(5)	23,317	23,259,014
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	21,986	21,876,186
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	37,041	37,328,066
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	29,410	29,621,579
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016	2,864	2,878,795

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020		6,500	$6,551,461
Term Loan - Second Lien, 8.75%, Maturing April 6, 2021		3,000	3,043,125
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		39,451	39,911,401
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		48,584	48,780,909
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		3,881	3,888,746
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		82,699	83,616,509
Term Loan, 3.75%, Maturing May 29, 2020		8,775	8,770,613
Term Loan, 4.00%, Maturing June 1, 2020	EUR	5,000	6,635,120
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		19,077	19,160,650
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		29,590	29,937,574
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		18,132	18,328,127
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		15,885	16,182,753
Term Loan, 4.75%, Maturing January 11, 2020		32,820	33,531,213
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,523	13,658,041
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,356	10,389,814
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,245,750
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		12,319	12,349,925
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018		80,227	81,064,963
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,619,563
SafeNet Inc.
Term Loan, 2.69%, Maturing April 12, 2014		2,768	2,772,845
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018		13,749	13,903,727
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016		3,010	3,002,415
Term Loan, 5.00%, Maturing March 10, 2016		3,975	3,945,188
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019		20,312	20,362,753
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		10,370	10,564,633
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		8,443	8,516,556
Smart Technologies ULC
Term Loan, Maturing January 18, 2019(5)		10,500	10,080,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		20,796	21,021,398
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 20, 2019		7,000	7,034,916
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		17,288	17,352,956
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		12,120	12,286,270
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018		2,145	2,150,243

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	17,868	$17,982,985
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	27,140	27,335,249
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	37,396	37,644,963
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	13,050	13,033,688

		$1,050,592,820

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,646,172

		$33,646,172

Financial Intermediaries — 3.9%
Allflex Holdings II, Inc.
Term Loan, 4.25%, Maturing June 11, 2020	10,250	$10,320,469
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	13,425	13,512,934
American Stock Transfer & Trust Company, LLC
Term Loan, 5.75%, Maturing June 11, 2020	12,800	12,832,000
Term Loan - Second Lien, 9.25%, Maturing December 11, 2020	2,000	1,997,500
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	3,491	3,507,250
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	29,824	29,936,078
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	18,986	19,128,253
First Data Corporation
Term Loan, 4.19%, Maturing March 24, 2017	2,000	2,003,392
Term Loan, 4.19%, Maturing March 23, 2018	43,343	43,396,691
Term Loan, 4.19%, Maturing September 24, 2018	40,428	40,453,677
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,818	2,828,505
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,476	11,454,155
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,575	15,779,422
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	5,142	5,141,979
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	11,588	11,703,837
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	17,025	17,162,902
iPayment, Inc.
Term Loan, 6.75%, Maturing May 8, 2017	20,279	20,253,191
LPL Holdings, Inc.
Term Loan, 2.69%, Maturing March 29, 2017	2,781	2,777,195
Term Loan, 3.25%, Maturing March 29, 2019	48,319	48,379,798
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,618	12,807,174
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	13,281	13,380,566
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	18,728	18,915,343

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nuveen Investments, Inc.
Term Loan, 4.19%, Maturing May 13, 2017		75,615	$75,832,361
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		42,992	43,637,134
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016		26,906	25,114,458
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		28,955	29,172,380
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,488	2,509,266
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		13,334	13,367,711
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		6,763	6,776,633
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		23,777	24,037,633

			$578,119,887

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,169	$16,377,602
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,005	9,946,563
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	13,615	17,218,082
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		29,319	29,648,870
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019		10,325	10,408,891
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing May 22, 2020		16,825	16,951,188
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		88,576	88,834,824
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020		28,977	29,031,708
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		161,050	162,783,542
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		16,739	16,865,025
Iglo Foods Midco Limited
Term Loan, 5.13%, Maturing January 31, 2018	EUR	8,000	10,739,254
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		42,193	42,219,183
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,281	19,570,213
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,945,654
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		65,237	65,358,818
United Biscuits (UK) Limited
Term Loan, 4.38%, Maturing June 30, 2020	EUR	3,175	4,243,219
Term Loan, 5.49%, Maturing June 30, 2020	GBP	9,603	14,727,170
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		14,955	15,109,448

			$670,979,254

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 4.4%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		3,393	$3,420,368
Term Loan, 3.69%, Maturing July 26, 2016		13,242	13,327,327
Term Loan, 3.78%, Maturing July 26, 2016		1,513	1,513,964
Term Loan, 3.78%, Maturing July 26, 2016		19,687	19,844,688
Term Loan, 3.78%, Maturing July 26, 2016		83,932	84,473,516
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,511,757
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		2,914	2,962,910
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		911	911,457
Term Loan, 10.50%, Maturing July 18, 2017		2,961	3,049,559
Term Loan, 10.50%, Maturing July 19, 2017		1,463	1,506,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,061	25,330,728
Centerplate, Inc.
Term Loan, 5.00%, Maturing October 15, 2018		1,496	1,503,731
Term Loan, 5.75%, Maturing October 15, 2018		6,079	6,109,458
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,450	15,598,058
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		68,672	69,086,279
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		48,499	49,166,365
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		11,231	11,342,931
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		65,060	65,367,553
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,384	9,507,266
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		9,281	9,362,017
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,125	4,152,501
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		97,800	98,117,850
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		100,513	101,193,662
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		27,197	27,268,142

			$660,628,462

Food/Drug Retailers — 2.9%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,148	$12,273,707
Term Loan, 4.75%, Maturing March 21, 2019		14,959	15,070,832
Alliance Boots Holdings Limited
Term Loan, 3.49%, Maturing July 9, 2015	GBP	10,000	15,062,280
Term Loan, 3.61%, Maturing July 10, 2017	EUR	24,497	32,246,895
Term Loan, 3.99%, Maturing July 10, 2017	GBP	80,250	120,416,996
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		74,215	74,957,201

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Iceland Foods Group Limited
Term Loan, 4.13%, Maturing April 12, 2019	EUR	7,950	$10,708,484
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,665	4,730,836
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		68,977	69,503,076
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,503,437
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		44,622	45,113,316

			$433,587,060

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,425	$8,340,750
Ranpak Corporation
Term Loan, 4.75%, Maturing April 10, 2019	EUR	3,000	4,020,982
Term Loan, 4.50%, Maturing April 23, 2019		6,000	6,045,000

			$18,406,732

Health Care — 9.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,456	$5,514,589
Term Loan, 4.25%, Maturing June 30, 2017		6,797	6,867,299
Term Loan, 4.25%, Maturing June 30, 2017		27,419	27,713,806
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		20,081	20,164,951
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		24,125	24,155,156
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		12,296	12,411,454
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		25,687	25,836,883
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		5,547	5,596,816
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		69,417	69,985,527
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,692,295
Catalent Pharma Solutions Inc.
Term Loan, 3.69%, Maturing September 15, 2016		12,989	13,025,710
Term Loan, 4.25%, Maturing September 15, 2017		22,566	22,622,783
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		25,975	26,177,565
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017		64,848	65,375,181
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		17,945	18,042,592
CRC Health Corporation
Term Loan, 4.69%, Maturing November 16, 2015		29,135	29,371,969
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,488	10,578,244
Term Loan, 4.00%, Maturing November 1, 2019		25,373	25,549,194
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,519	26,859,227
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		26,523	25,777,037

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	36,204	$36,475,663
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	67,547	67,996,946
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	40,721	41,187,529
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	61,569	61,838,108
Term Loan, 2.94%, Maturing May 1, 2018	50,550	50,786,993
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	34,142	34,294,027
Hologic, Inc.
Term Loan, 4.50%, Maturing August 1, 2019	31,487	31,679,031
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,601	22,809,904
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	21,272	20,961,500
Term Loan, 7.75%, Maturing May 15, 2018	14,611	14,382,268
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	24,720	24,735,171
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	63,103	63,911,207
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,841	5,928,615
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	10,249	10,316,827
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	5,945	5,973,289
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	10,434	10,446,551
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	11,360	11,416,833
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	8,262	8,334,133
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	61,853	62,367,004
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)	2,570	2,582,850
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	21,165	21,288,570
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	45,600	45,951,485
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	77,297	78,005,824
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	24,207	24,305,319
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	18,248	18,411,054
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	10,796	10,863,094
Term Loan, 4.00%, Maturing June 1, 2018	15,629	15,716,644
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	10,901	10,985,109
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	5,350	5,385,042
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	19,521	19,301,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019		18,163	$18,298,971
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016		6,166	6,204,818
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		28,378	28,506,237
VWR Funding, Inc.
Term Loan, 4.19%, Maturing April 3, 2017		32,885	33,110,833
Term Loan, 4.38%, Maturing April 3, 2017	EUR	2,985	3,981,022
Term Loan, 4.44%, Maturing April 3, 2017		28,233	28,294,602

			$1,421,353,039

Home Furnishings — 0.4%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,576	$34,918,935
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		29,180	29,128,751

			$64,047,686

Industrial Equipment — 1.9%
Ahlsell Investco AB (Cidron)
Term Loan, 4.97%, Maturing June 28, 2019	EUR	2,000	$2,672,577
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		4,941	4,965,845
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		36,258	36,597,856
Colfax Corporation
Term Loan, 2.88%, Maturing January 13, 2017	EUR	3,548	4,739,017
Term Loan, 3.25%, Maturing January 11, 2019		11,119	11,182,660
Gardner Denver, Inc.
Term Loan, Maturing July 30, 2020(5)	EUR	6,579	8,771,860
Term Loan, Maturing July 30, 2020(5)		30,025	30,175,125
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		44,773	44,877,807
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		13,095	13,143,859
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018		23,541	23,682,176
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,342,598
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		12,383	12,458,173
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		46,061	46,337,019
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		10,597	10,682,809
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		15,816	15,855,544
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	5,674	7,614,061
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,993	4,013,628

			$279,112,614

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	27,686	$27,923,807
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	5,390	5,433,498
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	13,865	13,972,854
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	144,946	145,153,436
Term Loan, Maturing July 8, 2020(5)	16,275	15,971,113
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	19,460	19,544,702
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	42,030	42,445,173
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	7,550	7,638,086
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	18,814	18,931,942
Hub International Limited
Term Loan, 3.69%, Maturing June 13, 2017	31,167	31,333,941
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	11,925	12,044,250

		$340,392,802

Leisure Goods/Activities/Movies — 3.8%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	46,678	$47,064,101
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,708	36,884,969
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	53,566	53,766,689
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	6,982	7,024,351
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,334	16,472,902
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	2,289	2,301,945
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	12,528	12,700,097
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	12,125	12,246,250
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	19,760	19,908,691
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	7,431	7,472,991
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,809,552
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	37,913	38,326,875
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018(2)	6,287	4,228,310
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.94%, Maturing July 19, 2019	24,045	24,178,249
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	5,759	5,793,827
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)	4,020	3,359,884

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		19,477	$19,760,147
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(5)		55,300	55,230,875
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		36,778	36,759,291
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		20,073	20,319,921
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		16,558	16,775,321
US Finco LLC
Term Loan, 4.00%, Maturing May 22, 2020		16,550	16,632,750
Term Loan - Second Lien, 8.25%, Maturing November 20, 2020		9,200	9,257,500
Vue Entertainment Investment Limited
Term Loan, 5.49%, Maturing December 21, 2017	GBP	7,000	10,646,538
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		25,750	25,862,656
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,745	41,025,374

			$558,810,056

Lodging and Casinos — 1.7%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		4,902	$4,968,981
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,409	5,431,484
Caesars Entertainment Operating Company
Revolving Loan, Maturing January 27, 2017(5)		15,000	12,600,000
Term Loan, 9.50%, Maturing October 31, 2016		9,650	9,635,255
Term Loan, 5.44%, Maturing January 26, 2018		47,387	42,140,272
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	48,838	74,388,076
Las Vegas Sands LLC
Term Loan, 2.69%, Maturing November 23, 2016		3,228	3,234,697
Term Loan, 2.69%, Maturing November 23, 2016		3,599	3,606,303
MGM Resorts International
Term Loan, 2.94%, Maturing December 20, 2017		14,428	14,489,120
Term Loan, 3.50%, Maturing December 20, 2019		39,303	39,425,163
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		7,465	7,523,051
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,187	9,206,870
Quidnax AB
Term Loan, 2.32%, Maturing April 27, 2015	EUR	4,725	6,115,102
Term Loan, 2.80%, Maturing June 30, 2016	EUR	4,725	6,115,103
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		10,095	10,143,564

			$249,023,041

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,105	$18,800,155
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		41,053	40,843,485
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		9,601	9,936,970
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,995	2,746,940

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	35,696	$35,711,231
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	5,975	5,982,469
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	15,391	14,948,059
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	29,665	29,805,489
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	7,775	7,852,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	13,049,437
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	13,045	12,327,336
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	2,000	1,880,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	34,182	33,163,510

		$227,047,831

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	26,793	$26,960,425
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	7,015	7,102,688
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	1,978	2,000,108
Term Loan, 9.00%, Maturing June 23, 2017	19,741	20,209,591
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,930	13,188,600
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	14,321	14,466,453
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	15,965	15,953,839
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	110,461	111,272,718
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	21,812	21,866,058
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,104	7,134,854
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	16,500	16,716,562
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	28,654	28,761,607
Term Loan, 5.00%, Maturing September 25, 2019	2,319	2,327,872
Term Loan, 5.00%, Maturing September 25, 2019	3,797	3,811,149
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)	15,000	15,118,755
Term Loan, 5.25%, Maturing November 13, 2018	14,684	14,903,753
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	44,015	44,390,571

		$366,185,603

Publishing — 3.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	11,945	$11,750,955
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	30,039	30,023,573

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group SA
Term Loan, 6.53%, Maturing December 31, 2015		11	$10,562
Term Loan, 6.53%, Maturing December 31, 2015		19	18,710
Term Loan, 6.53%, Maturing December 30, 2016		215	216,702
Term Loan, 6.53%, Maturing December 30, 2016		224	225,515
Term Loan, 6.53%, Maturing December 30, 2016		520	524,025
Term Loan, 6.53%, Maturing December 30, 2016		7,273	7,333,225
Term Loan, 6.56%, Maturing December 30, 2016		2,491	2,510,335
Term Loan, 6.59%, Maturing December 30, 2016	EUR	1,235	1,656,314
Term Loan, 6.59%, Maturing December 30, 2016	EUR	2,435	3,264,572
Term Loan, 6.65%, Maturing December 30, 2016		9,809	9,890,292
Term Loan, 6.65%, Maturing December 30, 2016		13,060	13,161,145
Term Loan, 6.59%, Maturing December 31, 2016	EUR	719	963,572
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		80,611	80,831,600
Instant Web, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		1,614	1,159,600
Term Loan, 3.56%, Maturing August 7, 2014		15,486	11,123,983
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,594	66,854,009
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		7,288	7,324,817
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		94,196	94,402,439
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		12,369	12,454,037
Media General Inc.
Term Loan, Maturing July 31, 2020(5)		18,750	18,767,587
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		330	327,758
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		10,323	10,417,757
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		277	236,418
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		6,720	6,492,706
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016		38,645	38,901,643
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		17,300	17,008,063
Springer Science+Business Media S.A.
Term Loan, 4.15%, Maturing June 17, 2016		1,724	1,704,387
Term Loan, 4.11%, Maturing July 21, 2016	EUR	4,234	5,531,034
Term Loan, Maturing July 23, 2020(5)	EUR	3,250	4,245,271
Term Loan, Maturing July 31, 2020(5)		18,350	18,155,031
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		229	224,099
Term Loan, 8.00%, Maturing September 29, 2014		841	822,382
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	12,529	18,908,606
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		32,736	33,005,568

			$530,448,292

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio and Television — 2.7%
Clear Channel Communications, Inc.
Term Loan, 3.84%, Maturing January 29, 2016		5,675	$5,333,227
Term Loan, 6.94%, Maturing January 30, 2019		16,740	15,475,918
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,651	52,212,051
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		8,138	8,263,200
Entravision Communications Corporation
Term Loan, 0.50%, Maturing May 29, 2020(4)		21,075	20,982,797
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		23,844	24,141,777
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		12,320	12,447,557
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		6,436	6,473,145
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		27,018	27,229,105
Local TV Finance, LLC
Term Loan, 4.19%, Maturing May 7, 2015		14,073	14,184,266
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		4,779	4,845,167
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		11,305	11,347,632
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		25,288	25,277,330
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,731	9,998,759
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,422	12,545,715
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,579	8,611,699
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016(6)	EUR	5,051	6,423,483
Term Loan, 3.13%, Maturing January 29, 2016	EUR	7,658	9,746,839
Term Loan, 3.13%, Maturing January 29, 2016	EUR	10,658	13,565,359
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020		13,476	13,452,181
Term Loan, 4.50%, Maturing March 2, 2020		5,985	6,019,737
Term Loan, 4.50%, Maturing March 2, 2020		6,233	6,275,267
Term Loan, 4.50%, Maturing March 2, 2020		60,246	60,655,846
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		19,162	19,357,921
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		11,225	11,519,656

			$406,385,634

Retailers (Except Food and Drug) — 4.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,788	$15,950,480
B&M Retail Limited
Term Loan, 5.51%, Maturing February 18, 2019	GBP	7,000	10,542,265
Term Loan, 6.01%, Maturing February 18, 2020	GBP	14,975	22,666,820
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		26,453	26,695,232
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		73,691	73,484,030

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,622	$15,751,674
Douglas Holding AG
Term Loan, 5.70%, Maturing December 20, 2019	EUR	7,300	9,774,271
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,581	10,699,907
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 16, 2019		20,250	20,444,056
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		59,699	60,190,382
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		34,450	34,600,813
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,409	46,657,299
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,468	8,510,151
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		73,525	73,840,937
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,323	5,343,218
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		46,688	46,946,408
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,075	5,115,669
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,505	36,781,132
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		14,589	14,549,103
Term Loan, 4.25%, Maturing August 7, 2019		6,905	6,902,099
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		32,050	32,305,406
Toys ‘R’ US Property Company I, LLC
Term Loan, Maturing August 21, 2019(5)		13,550	13,414,500
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,300,226
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	86	102,881
Term Loan, 2.33%, Maturing March 9, 2015	EUR	336	400,052
Term Loan, 2.33%, Maturing March 9, 2015	EUR	9,880	11,752,744
Term Loan, 2.83%, Maturing March 8, 2016	EUR	86	102,870
Term Loan, 2.83%, Maturing March 8, 2016	EUR	336	400,052
Term Loan, 2.83%, Maturing March 8, 2016	EUR	9,880	11,752,744
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	13	9,032
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	88	63,223
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	900	650,292
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		6,987	7,017,121

			$642,717,089

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,272	$20,711,042
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		127,771	128,944,602
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,721	10,734,526
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,980	6,069,713

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,854	$22,925,186
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		7,258	7,321,633
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	8,925,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,390,996
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		19,747	19,796,009

			$227,818,707

Surface Transport — 0.7%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		8,404	$8,419,695
Hertz Corporation (The)
Term Loan, 2.75%, Maturing March 9, 2018		29,150	29,077,125
Term Loan, 3.00%, Maturing March 11, 2018		30,151	30,307,456
Term Loan, 3.75%, Maturing March 11, 2018		25,074	25,242,472
Swift Transportation Co., Inc.
Term Loan, 2.94%, Maturing December 21, 2016		1,034	1,041,352
Term Loan, 4.00%, Maturing December 21, 2017		14,280	14,431,770

			$108,519,870

Telecommunications — 2.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 6.00%, Maturing October 21, 2016		1,716	$1,708,910
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		38,385	38,369,056
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		5,910	5,932,351
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		19,825	19,961,674
Term Loan, 4.75%, Maturing March 9, 2020		49,925	50,346,267
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		16,773	16,812,114
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		129,439	130,612,446
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	262	390,670
Midcontinent Communications
Term Loan, 5.00%, Maturing July 30, 2020		6,810	6,843,828
Term Loan, Maturing July 31, 2020(5)		6,810	6,849,501
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		10,472	10,557,463
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,985	1,989,963
Term Loan, 5.75%, Maturing November 8, 2019		2,481	2,463,675
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,663	3,649,264
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		3,476	3,489,058
Term Loan, 3.75%, Maturing September 27, 2019		1,732	1,739,622
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		35,828	36,006,715
Term Loan, 5.00%, Maturing April 23, 2019		21,731	21,873,117

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		51,935	$52,303,270
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		12,443	12,549,493
Term Loan, 3.50%, Maturing January 23, 2020		6,479	6,506,392

			$430,954,849

Utilities — 1.9%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		31,358	$31,777,963
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020		16,300	16,215,452
Term Loan, 3.25%, Maturing January 31, 2022		6,100	6,079,437
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		9,582	9,652,794
Term Loan, 4.00%, Maturing April 2, 2018		35,481	35,746,726
Term Loan, 4.00%, Maturing October 9, 2019		9,205	9,266,571
Ceramtec Gmbh
Term Loan, Maturing August 14, 2020(5)	EUR	7,000	9,405,573
Term Loan, Maturing August 14, 2020(5)		7,725	7,802,250
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,740	4,793,325
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		19,642	19,769,983
Equipower Resources Holdings LLC
Term Loan, Maturing December 21, 2018(5)		2,500	2,518,750
Term Loan, Maturing December 15, 2020(5)		8,925	8,991,937
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		10,250	10,326,875
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		7,045	7,138,997
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		35,821	35,838,031
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(4)		1,872	1,853,500
Term Loan, 4.25%, Maturing May 6, 2020		14,978	14,860,771
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018		5,945	5,974,851
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.69%, Maturing October 10, 2016(2)		7,000	4,812,500
Term Loan, 4.69%, Maturing October 10, 2017(2)		3,687	2,193,613
Term Loan, 4.72%, Maturing October 10, 2017		56,613	39,849,946

			$284,869,845

Total Senior Floating-Rate Interests (identified cost $13,809,657,453)			$13,853,879,316

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(3)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,160,000

			$4,160,000

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$10,725,945
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	10,660,775
8.875%, 12/1/18(7)		11,000	11,440,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	8,797,500
5.625%, 4/15/23(7)	EUR	5,000	6,599,200

			$48,223,420

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,055,000
6.625%, 4/15/20(7)		12,025	12,355,688
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	11,334,580
8.375%, 2/15/19(7)		15,250	16,794,063
7.50%, 5/1/20(7)		14,525	15,687,000
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,362,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		22,775	22,718,062

			$86,306,893

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,390,000
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	4,937,313
4.125%, 1/30/20(7)	EUR	5,000	6,676,693

			$57,004,006

Diversified Financial Services — 0.2%
KION Finance SA
4.725%, 2/15/20(7)(8)	EUR	16,875	$22,786,398

			$22,786,398

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$10,135,330

			$10,135,330

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2)(6)		212	$179,579
Tervita Corp.
9.00%, 11/15/18(7)	CAD	2,000	2,025,120

			$2,204,699

Entertainment — 0.2%
Vougeot Bidco PLC
5.467%, 7/15/20(7)(8)	EUR	18,625	$25,273,320

			$25,273,320

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.0%(3)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,569,125
7.125%, 9/1/18(7)		2,325	2,633,063

			$5,202,188

Financial Intermediaries — 0.3%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$17,671,438
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,210,211
6.625%, 7/1/20(7)		9,000	9,675,000

			$36,556,649

Food Products — 0.2%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)		15,000	$14,437,500
Picard Groupe SA
4.477%, 8/1/19(7)(8)(9)	EUR	7,500	10,152,232

			$24,589,732

Health Care — 0.5%
Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$38,471,562
HCA, Inc.
4.75%, 5/1/23		11,975	11,585,813
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	15,951,562
Tenet Healthcare Corp.
4.375%, 10/1/21(7)		12,200	11,239,250

			$77,248,187

Home Furnishings — 0.0%(3)
Sanitec Corp.
4.953%, 5/15/18(7)(8)	EUR	4,050	$5,388,455

			$5,388,455

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc.
6.00%, 11/2/20(2)(10)		1,035	$756,882

			$756,882

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,473,750
Towergate Finance PLC
6.009%, 2/15/18(7)(8)	GBP	9,950	15,139,468

			$25,613,218

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(7)		6,000	$6,546,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)(9)		3,000	3,000,000
National CineMedia, LLC
6.00%, 4/15/22		8,250	8,662,500

			$18,208,500

Security	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$23,592,969
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(7)		6,175	5,804,500
9.00%, 2/15/20(7)		14,975	14,188,812

			$43,586,281

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,016,485
Entravision Communications Corp.
8.75%, 8/1/17		2,531	2,697,110
Univision Communications, Inc.
6.75%, 9/15/22(7)		9,000	9,720,000

			$21,433,595

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,073,750
Sunrise Communications International SA
4.969%, 12/31/17(7)(8)	EUR	3,000	4,040,938
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		12,025	12,235,437
6.00%, 4/15/21(7)	GBP	12,350	19,361,962
Wind Acquisition Finance SA
5.476%, 4/30/19(7)(8)	EUR	7,775	10,400,359
6.50%, 4/30/20(7)		7,375	7,559,375

			$62,671,821

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		32,380	$34,808,500
7.875%, 1/15/23(7)		23,490	25,604,100

			$60,412,600

Total Corporate Bonds & Notes (identified cost $621,314,962)			$637,762,174

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO, Series 2013-14A, Class C1, 3.118%, 4/15/25(7)(8)		$5,600	$5,427,178
Apidos CDO, Series 2013-14A, Class D, 3.768%, 4/15/25(7)(8)		7,000	6,595,722
Apidos CDO, Series 2013-14A, Class E, 4.668%, 4/15/25(7)(8)		3,500	3,030,741
Avalon Capital Ltd. 3, Series 1A, Class D, 2.224%, 2/24/19(7)(8)		884	882,872
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 3.063%, 7/17/25(7)(8)		4,000	3,831,152
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.763%, 7/17/25(7)(8)		3,330	3,101,063
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.563%, 7/17/25(7)(8)		3,330	2,907,913
Babson CLO Ltd., Series 2005-1A, Class C1, 2.218%, 4/15/19(7)(8)		1,129	1,052,047
Babson CLO Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(7)(8)		7,175	6,949,418
Babson CLO Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(7)(8)		5,600	5,344,522

Security	Principal Amount (000’s omitted)	Value
Babson CLO Ltd., Series 2013-IA, Class E, 4.612%, 4/20/25(7)(8)	$3,525	$3,184,182
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.92%, 7/15/25(7)(8)	5,000	5,045,705
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.67%, 7/15/25(7)(8)	3,000	2,915,160
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.87%, 7/15/25(7)(8)	2,400	2,187,706
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.774%, 3/8/17(7)(8)	985	984,548
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.975%, 8/15/25(7)(8)	3,250	3,185,812
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/25(7)(8)	1,400	1,312,042
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.175%, 8/15/25(7)(8)	925	786,310
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.218%, 1/15/18(7)(8)	2,000	1,804,137
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(7)(8)	6,325	6,078,451
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(7)(8)	6,950	6,638,355

Total Asset-Backed Securities (identified cost $75,382,685)		$73,245,036

Common Stocks — 0.5%

Security	Shares	Value
Automotive — 0.0%(3)
Dayco Products, LLC(10)(11)	88,506	$3,363,228

		$3,363,228

Building and Development — 0.0%(3)
United Subcontractors, Inc.(2)(10)(11)	3,848	$175,887

		$175,887

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(2)(11)(12)	2,484	$189,430

		$189,430

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(10)(11)	329,120	$2,139,280

		$2,139,280

Home Furnishings — 0.0%(3)
Sanitec Europe Oy B Units(2)(10)(11)	235,235	$1,824,469
Sanitec Europe Oy E Units(2)(10)(11)	230,960	0

		$1,824,469

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	414,634	$22,701,212

		$22,701,212

Lodging and Casinos — 0.0%(3)
Affinity Gaming, LLC(2)(10)(11)	206,125	$2,421,971

		$2,421,971

Publishing — 0.2%
ION Media Networks, Inc.(2)(10)	28,605	$18,129,849
MediaNews Group, Inc.(2)(10)(11)	162,730	3,414,074

		$21,543,923

Security	Shares	Value
Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(2)(10)(11)	2,131	$15,343,200

		$15,343,200

Total Common Stocks (identified cost $30,573,292)		$69,702,600

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2)(11)(12)	569	$35,767

Total Preferred Stocks (identified cost $9,958)		$35,767

Warrants — 0.0%(3)

Security	Shares	Value
Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2)(10)(11)	103	$741,600

Total Warrants (identified cost $177,010)		$741,600

Short-Term Investments — 5.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$863,501	$863,500,728

Total Short-Term Investments (identified cost $863,500,728)		$863,500,728

Total Investments — 104.0% (identified cost $15,400,616,088)		$15,498,867,221

Less Unfunded Loan Commitments — (0.3)%		$(38,299,632)

Net Investments — 103.7% (identified cost $15,362,316,456)		$15,460,567,589

Other Assets, Less Liabilities — (3.7)%		$(551,399,940)

Net Assets — 100.0%		$14,909,167,649

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $554,163,060 or 3.7% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(9)	When-issued security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $766,649.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,362,317,068

Gross unrealized appreciation	$161,762,840
Gross unrealized depreciation	(63,512,319)

Net unrealized appreciation	$98,250,521

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$189,430
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,767

Total Restricted Securities			$9,958	$225,197

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/30/13	British Pound Sterling 13,850,980	United States Dollar 20,935,618	Goldman Sachs International	$(130,948)
8/30/13	British Pound Sterling 85,250,146	United States Dollar 128,767,788	Goldman Sachs International	(892,917)
8/30/13	Canadian Dollar 31,225,934	United States Dollar 30,273,529	Citibank NA	(107,455)
8/30/13	Euro 7,462,000	United States Dollar 9,748,543	Citibank NA	(179,441)
8/30/13	Euro 161,259,957	United States Dollar 208,673,610	Citibank NA	(5,878,296)
8/30/13	Euro 2,096,575	United States Dollar 2,765,148	Goldman Sachs International	(24,287)
8/30/13	Euro 14,539,429	United States Dollar 19,312,433	Goldman Sachs International	(31,875)
8/30/13	Euro 4,998,750	United States Dollar 6,592,791	Goldman Sachs International	(57,907)
8/30/13	Euro 2,668,325	United States Dollar 3,507,302	JPMorgan Chase Bank NA	(42,830)
9/30/13	British Pound Sterling 72,753,044	United States Dollar 111,468,576	Citibank NA	836,058
9/30/13	British Pound Sterling 2,981,250	United States Dollar 4,586,206	Goldman Sachs International	52,743
9/30/13	British Pound Sterling 2,970,870	United States Dollar 4,500,660	Goldman Sachs International	(17,018)
9/30/13	Euro 182,530,291	United States Dollar 237,466,433	HSBC Bank USA	(5,412,050)
10/31/13	British Pound Sterling 68,595,362	United States Dollar 105,133,711	HSBC Bank USA	842,317
10/31/13	Euro 170,842,835	United States Dollar 226,392,383	Deutsche Bank AG	(961,707)

				$(12,005,613)

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$1,731,118	$(13,736,731)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$13,781,877,766	$33,701,918	$13,815,579,684
Corporate Bonds & Notes	—	636,825,713	936,461	637,762,174
Asset-Backed Securities	—	73,245,036	—	73,245,036
Common Stocks	—	26,064,440	43,638,160	69,702,600
Preferred Stocks	—	—	35,767	35,767
Warrants	—	—	741,600	741,600
Short-Term Investments	—	863,500,728	—	863,500,728
Total Investments	$—	$15,381,513,683	$79,053,906	$15,460,567,589
Forward Foreign Currency Exchange Contracts	$—	$1,731,118	$—	$1,731,118
Total	$—	$15,383,244,801	$79,053,906	$15,462,298,707

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(13,736,731)	$—	$(13,736,731)
Total	$—	$(13,736,731)	$—	$(13,736,731)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013